INTEREST BEARING LOANS AND BORROWINGS	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
INTEREST BEARING LOANS AND BORROWINGS	INTEREST BEARING LOANS AND BORROWINGS
Proceeds and repayments of debt in the six months ended June 30, 2025 are summarized as follows:

(in thousands of $)	December 31, 2024	Proceeds	Repayments	Other	June 30, 2025
Total U.S. dollar denominated floating rate debt	3,744,388	1,433,715	(1,575,089)	(16,079)	3,586,935
Total debt	3,744,388	1,433,715	(1,575,089)	(16,079)	3,586,935

In February 2025, the Company entered into a senior secured credit facility in an amount of up to $119.7 million with ING and First Citizens to refinance the outstanding debt on two VLCCs and, in addition, provide initial revolving credit capacity in an amount of up to $51.6 million. The new facility has a tenor of five years, carries an interest rate of Secured Overnight Financing Rate (“SOFR”) plus a margin of 165 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In February 2025, the Company drew down $68.1 million under the new facility and repaid the outstanding balance of the existing facility of $70.1 million in full. A revolving credit capacity of up to $50.3 million under the facility remained available and undrawn as of June 30, 2025.

In February 2025, the Company entered into a senior secured credit facility in an amount of up to $72.3 million with Crédit Agricole to refinance the outstanding debt on one VLCC and, in addition, provide initial revolving credit capacity in an amount of up to $25.4 million. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 170 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In February 2025, the Company drew down $46.9 million under the new facility and repaid the outstanding balance of the existing facility of $46.9 million in full. A revolving credit capacity of up to $25.0 million under the facility remained available and undrawn as of June 30, 2025.

In February 2025, the Company entered into a senior secured credit facility in an amount of up to $47.0 million with SEB to refinance the outstanding debt on one Suezmax tanker and, in addition, provide initial revolving credit capacity in an amount of up to $14.9 million. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In February 2025, the Company drew down $32.2 million under the new facility and repaid the outstanding balance of the existing facility of $32.2 million in full. A revolving credit capacity of up to $14.6 million under the facility remained available and undrawn as of June 30, 2025.
In April 2025, the Company entered into a senior secured term loan facility in an amount of up to $1,286.5 million with a group of our relationship banks to refinance the outstanding debt on 24 VLCCs. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In April 2025, the Company drew down $1,286.5 million under the new facility and repaid the outstanding balance of the existing facility of $1,311.2 million in full. The facility is fully drawn down as of June 30, 2025.

Debt restrictions
The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. The Company is permitted to satisfy up to 50% of the cash requirement by maintaining a committed undrawn credit facility with a remaining availability of greater than 12 months. As of June 30, 2025, cash and cash equivalents includes cash balances of $103.4 million (December 31, 2024: $92.6 million), which represents 58% (December 31, 2024: 50%) of the cash required to be maintained by the financial covenants in our loan agreements.

Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of June 30, 2025 and December 31, 2024.

Assets pledged

(in thousands of $)	June 30, 2025	December 31, 2024
Vessels	5,086,521	5,246,518